Loans and borrowings - Summary of loans and borrowings (Details) - RUB (₽) ₽ in Thousands		1 Months Ended	12 Months Ended
	Oct. 05, 2017	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 25, 2020	Oct. 04, 2017	Dec. 31, 2016	May 31, 2016
Long-term loans and borrowings:
Long-term loans and borrowings			₽ 3,010,642	₽ 7,338,876
Current loans and borrowings:
Current borrowings			4,561,504	698,778
Additional disclosures for loans and borrowings
Borrowings obtained			0	7,765	₽ 4,616,478
Issue of interest-bearing non-convertible bonds			0	0	4,000,000
Repayment of borrowings			485,789	400,672	₽ 5,397,895
HeadHunter
Additional disclosures for loans and borrowings
Percentage of voting interest acquired								100.00%
HeadHunter | Mail.Ru Group Limited
Additional disclosures for loans and borrowings
Percentage of voting interest acquired									100.00%
Zarplata
Additional disclosures for loans and borrowings
Percentage of voting interest acquired		100.00%			100.00%	100.00%
Bank loan
Long-term loans and borrowings:
Long-term loans and borrowings			3,010,642	3,362,762
Current loans and borrowings:
Current portion			469,314	585,316
Interest			₽ 88,594	99,981
PJSC VTB Bank credit facility
Long-term loans and borrowings:
Principal									₽ 5,000,000
Additional disclosures for loans and borrowings
Proceeds from loan used to fund dividend payment to shareholders	₽ 2,000,000
Gain on loan modification				5,617
Interest rate basis			Central Bank of Russia Key Rate
Nominal value									₽ 5,000,000
PJSC VTB Bank credit facility | Central Bank of Russia key rate
Additional disclosures for loans and borrowings
Interest rate spread			2.00%
PJSC VTB Bank credit facility | Bank loan facility
Long-term loans and borrowings:
Principal	7,000,000						₽ 5,000,000
Additional disclosures for loans and borrowings
Nominal value	₽ 7,000,000						₽ 5,000,000
Non-convertible bonds
Long-term loans and borrowings:
Long-term loans and borrowings				3,973,079
Principal		₽ 4,000,000			₽ 4,000,000
Current loans and borrowings:
Current portion			₽ 3,999,882	12,723
Additional disclosures for loans and borrowings
Interest rate		6.45%			6.45%
Nominal value		₽ 4,000,000			₽ 4,000,000
Transaction costs		₽ 40,000
Stated interest rate		6.45%			6.45%
Coupon payment period		91 days
Fair value of bonds			3,909,429	3,812,723
Other loans and borrowings
Long-term loans and borrowings:
Principal				2,972
Interest				63
Current loans and borrowings:
Current borrowings			3,517	743
Interest			₽ 197	15
Additional disclosures for loans and borrowings
Nominal value				₽ 2,972